QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Jun. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
QUARTERLY RESULTS (UNAUDITED)

Quarters Ended		Sep 30	Dec 31	Mar 31	Jun 30	Total Year
NET SALES	2017-2018	$16,653	$17,395	$16,281	$16,503	$66,832
	2016-2017	16,518	16,856	15,605	16,079	65,058
OPERATING INCOME	2017-2018	3,648	3,919	3,209	2,587	13,363
	2016-2017	3,728	3,827	3,311	2,900	13,766
GROSS MARGIN	2017-2018	50.3%	49.9%	48.5%	45.0%	48.5%
	2016-2017	50.8%	50.6%	49.6%	48.2%	49.8%
NET EARNINGS:
Net earnings from continuing operations	2017-2018	$2,870	$2,561	$2,540	$1,890	$9,861
	2016-2017	2,875	2,561	2,556	2,202	10,194
Net earnings/(loss) from discontinued operations	2017-2018	—	—	—	—	—
	2016-2017	(118)	5,335	—	—	5,217
Net earnings attributable to Procter & Gamble	2017-2018	2,853	2,495	2,511	1,891	9,750
	2016-2017	2,714	7,875	2,522	2,215	15,326
DILUTED NET EARNINGS PER COMMON SHARE: (1)
Earnings from continuing operations	2017-2018	$1.06	$0.93	$0.95	$0.72	$3.67
	2016-2017	1.00	0.93	0.93	0.82	3.69
Earnings/(loss) from discontinued operations	2017-2018	—	—	—	—	—
	2016-2017	(0.04)	1.95	—	—	1.90
Net earnings	2017-2018	1.06	0.93	0.95	0.72	3.67
	2016-2017	0.96	2.88	0.93	0.82	5.59

(1)	Diluted net earnings per share is calculated on Net earnings attributable to Procter & Gamble.